Taxation (Details 2) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Liabilities
Total	SFr (239,000)	SFr (646,192)
Deferred Tax Asset
Total	91,851	305,206
Deferred Tax, net
Hercules Loan Facility [Member]
Deferred Tax Liabilities
Total		(889)
Derivative financial asset [Member]
Deferred Tax Liabilities
Total	(26,156)	(17,763)
Net Operating Loss [Member]
Deferred Tax Asset
Total	91,851	305,206
Deferred Tax, net	(147,149)	340,986
Intangible assets [Member]
Deferred Tax Liabilities
Total	(212,844)	(627,540)
Deferred Tax Asset
Deferred Tax, net		SFr (627,540)